Taxation - Summary of Profit Before Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Before Tax Line Item
Profit before income tax expense	¥ 2,003	¥ 1,597	¥ 114
Foreign Countries
Profit Before Tax Line Item
Profit before income tax expense	(1,579)	266	(178)
Country of Domicile
Profit Before Tax Line Item
Profit before income tax expense	¥ 3,582	¥ 1,331	¥ 292